SHARE REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2011
SHARE REPURCHASE PROGRAM

20. SHARE REPURCHASE PROGRAM

In June 2011, the Company’s Board approved share buyback of up to US$25 million of its ADSs, This share repurchase program has been terminated in November 2011. Under this share repurchase program, the Company spent an aggregate purchase consideration of approximately US$3.4 million and repurchased approximately 0.7 million shares of its ADSs as of December 31, 2011, which were retired by the Company.